Sales and marketing expenses	6 Months Ended
Jun. 30, 2021
Sales and marketing expenses
Sales and marketing expenses

16.Sales and marketing expenses

	Three months ended		Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Consulting	$92,599	$115,273	$179,599	$190,170
Marketing	962,312	93,142	1,945,728	128,941
Salaries	1,102,999	89,034	1,834,954	238,749
	$2,157,910	$297,449	$3,960,281	$557,860